DEBT INSTRUMENTS IN ISSUE	12 Months Ended
Dec. 31, 2024
DEBT INSTRUMENTS IN ISSUE.
DEBT INSTRUMENTS IN ISSUE
NOTE 18. DEBT INSTRUMENTS IN ISSUE
Duly authorized by the authority in each country bonds have been issued as follows:
As of December 31, 2024

Issuer	Currency		Face value(1)	Balance COP	Rate Range
Bancolombia S.A.(2)(3)	Local	COP	2,253,761	2,244,212	7.80%-12.49%
Bancolombia S.A.(4)(5)(6)	Foreign	USD	1,247,766	5,553,607	5.20%-8.82%
Banistmo S.A.(7)	Foreign	USD	585,051	2,617,132	4.25%-6.35%
Banco Agrícola S.A.(8)	Foreign	USD	117,182	517,068	5.60%-7.70%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	51,734	246,083	5.15%-5.50%
Bancolombia Panamá S.A.	Foreign	USD	20,338	95,070	5.00%-6.00%
Grupo Agromercantil Holding S.A.	Foreign	USD	464	2,044	0.25%-7.25%
Total debt instruments in issue				11,275,216
(1)Face value is in US thousands dollar for foreign currency bonds.
(2)The decrease is due to the maturity of bonds in local currency.
(3)The decrease in bond interest rates is due to the relationship with the IPC (Consumer Price Index) and IBR (Banking Reference Indicator) indicators.
(4)See Note 18.1. Issue of Bancolombia S.A. subordinary bonds.
(5) See Note 18.2. Repurchase Bonds maturing in 2025 and 2027 Bancolombia S.A..
(6) As of December 31, 2024, USD884,544 were designated as net investment coverage abroad. See Note 5.3. Hedge Accounting.
(7) See Note 18.3. Issue of Banistmo S.A. ordinary bonds.
(8) See Note 18.4. Issue of Banco Agrícola S.A. ordinary bonds

As of December 31, 2023

Issuer	Currency		Face value(1)	Balance COP	Rate Range
Bancolombia S.A.	Local	COP	4,029,882	4,097,727	12.87%-21.06%
Bancolombia S.A.(2)	Foreign	USD	1,832,534	6,861,098	3.02%-7.03%
Banistmo S.A.(3)	Foreign	USD	679,395	2,626,235	3.00%-6.25%
Banco Agrícola S.A.(4)	Foreign	USD	162,700	623,568	5.58%-7.57%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	69,648	276,451	5.05%-5.50%
Bancolombia Panamá S.A.	Foreign	USD	44,924	176,376	4.70%-6.10%
Grupo Agromercantil Holding S.A.	Foreign	USD	555	2,121	0.25%-7.25%
Total debt instruments in issue				14,663,576
(1)Face value is in US thousands dollar for foreign currency bonds.
(2)As of December 31, 2023, USD1,392,034 was designated as hedge of net asset in a foreign operation. See Note 5.3. Hedge Accounting.
(3)See Note 18.3. Issue of Banistmo S.A. ordinary bonds
(4)See Note 18.4. Issue of Banco Agrícola S.A. ordinary bonds
The following table shows the detail of the bonds classified by currency, term and type of issue:
As of December 31, 2024

Issuer	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Greater than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds(1)	-	-	-	615,699	615,699
Ordinary bonds	-	-	-	1,628,513	1,628,513
Foreign currency
Subordinated bonds(1)	-	-	-	5,516,940	5,516,940
Ordinary bonds	243,861	1,097,493	7,684	2,165,026	3,514,064
Total	243,861	1,097,493	7,684	9,926,178	11,275,216
(1)In the event of default of the Bank, the subordinated bonds, will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.
As of December 31, 2023

Issuer	Less than 1 year	Between 1 to 3 years	Between 3 to 5 years	Greater than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds(1)	-	-	-	1,236,385	1,236,385
Ordinary bonds	-	-	165,589	2,695,753	2,861,342
Foreign currency
Subordinated bonds(1)	-	-	-	4,822,273	4,822,273
Ordinary bonds	106,707	1,375,723	137,613	4,123,533	5,743,576
Total	106,707	1,375,723	303,202	12,877,944	14,663,576
(1)In the event of default of the Bank, the subordinated bonds, will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.
18.1. Issue of Bancolombia S.A. subordinated bonds.
On June 24, 2024, the Bank issued subordinated bonds for USD800,000, maturing in 2034, which have an early redemption option that may be exercised after five years from the date of issue and a nominal coupon of 8.625% payable semi-annually on December 24 and June 24 of each year, beginning on December 24 of this year.

18.2. Repurchase Bonds maturing in 2025 and 2027 Bancolombia S.A.

On June 24, 2024, the Bank carried out a debt management operation by offering to the market a repurchase of the senior bonds due in 2025 and subordinated bonds due in 2027 for USD267,421 and USD283,632 respectively.

On July 2, 2024, the second repurchase cut of the debt management operation that began in June was met, for USD2,013 of the senior bonds due in 2025 and USD4,661 USD of the subordinated bonds due in 2027.

On November 12, 2024, the full redemption of the senior bonds due in 2025 was carried out for USD212,600.

On December 18, 2024, the Bank exercised the call option on the subordinated bonds due in 2029, which were fully redeemed for USD550,000.

The total nominal amount repurchased from the above transactions is USD1,320,327, of which USD1,036,695 was part of the net foreign investment hedging relationship, which is being discontinued in the same proportion. See Note 5.3 Hedge Accounting.

18.3 Issue of Banistmo S.A. ordinary bonds.

Banistmo S.A., a subsidiary of the Bank issued in 2024 bonds under the Revolving Bond Program, totaling USD106,868 with rates from 5.70% to 6.35% and terms from 1 year to 2 years. In the year 2023 issued bonds under the Revolving Bond Program, totaling USD58,062 with a term of 1 year each and rates between 6.00% and 6.25%.

18.4. Issue of Banco Agrícola S.A. ordinary bonds.

Banco Agrícola a subsidiary of the Bank issued ordinary bonds in 2024 for USD21,382 with rates from 7.00% to 7.05% and terms from 1 year to 1.5 years. In the year 2023 issued ordinary bonds for USD77,700 with rates from 6.68% to 7.25% and terms from 1.5 years to 8 years.

For information related to the disclosures of fair value of the debt securities in issue, see Note 30. Fair value of assets and liabilities.

The following is a schedule of the debt instruments in issue by maturity:

Issuer	December 31, 2024	December 31, 2023
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	1,297,811	3,368,076
More than twelve months after the reporting period	9,977,405	11,295,500
Total	11,275,216	14,663,576
As of December 31, 2024 and 2023, there were no financial covenants linked to the aforementioned securities in issue, except for some financial covenants related to the Banistmo S.A. social gender private placement bond. None of these covenants had been breached nor were the related obligations past due.